Submission	Mar. 20, 2026
Submission [Line Items]
Central Index Key	0001762229
Registrant Name	Yieldstreet Alternative Income Fund Inc.
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES